Other income (Tables)	12 Months Ended
Dec. 31, 2017
Component of Operating Income [Abstract]
Schedule of other income
Other income consisted of the following for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017		2016		2015
Management fees	$13,426		$18,298		$23,094
Interest and other income	81,172	(a)	127,688	(b)	89,582	(c)
	$94,598		$145,986		$112,676

(a)	Includes income from lease terminations of $46.5 million.

(b)
Includes income from lease terminations of $63.2 million, net insurance proceeds of $54.2 million and a gain related to the repayment of a note receivable earlier than expected of $27.7 million. In addition, we incurred an expense of $36.0 million related to a lower of cost or market adjustment of AeroTurbine’s parts inventory as a result of the AeroTurbine downsizing. Please refer to Note 25—AeroTurbine restructuring.

(c)
Includes income from net insurance proceeds of $16.2 million and the settlement of asset value guarantees of $22.6 million. In addition, we incurred an expense of $38.7 million related to a lower of cost or market adjustment of AeroTurbine’s parts inventory as a result of the AeroTurbine downsizing. Please refer to Note 25—AeroTurbine restructuring.